Property, Plant and Equipment, Net (Tables)	12 Months Ended
Jun. 30, 2026
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net

Property, plant and equipment, net, comprise of the following:

	As of June 30,
	2025	2026
	RMB	RMB
Building	-	9,667
Charging piles and robots	-	6,951
Machinery and equipment	-	2,719
Motor vehicles	-	1,749
Electronic equipment		914
Office equipment, furniture and fixtures	-	91
Sub-total	-	22,091
Accumulated depreciation	-	(4,999)
Total	-	17,092